CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class A ordinary shares USD ($) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares USD ($) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 337		¥ 74		¥ (457,169)	¥ 1,284,573	¥ 51,386	¥ (1,279,248)	¥ (3,017)	¥ (403,064)
Balance (In shares) at Dec. 31, 2019 | shares	53,806,534	53,806,534	7,206,059	7,206,059
Net (loss) income								(766,643)	(4,550)	(771,193)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 12					3,342				3,354
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (In shares) | shares	1,739,720	1,739,720
Foreign currency translation adjustment							(2,266)			(2,266)
Non-controlling interest contribution									300	300
Share-based compensation						36,246				36,246
Treasury shares					(2,646)					(2,646)
Balance at Dec. 31, 2020	¥ 349		¥ 74		(459,815)	1,324,161	49,120	(2,045,891)	(7,267)	(1,139,269)
Balance (In shares) at Dec. 31, 2020 | shares	55,546,254	55,546,254	7,206,059	7,206,059
Net (loss) income								(474,547)	(1,233)	(475,780)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 6		¥ 0		0	3,941	0	0	0	3,947
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (In shares) | shares	1,046,903	1,046,903	0	0
Foreign currency translation adjustment	¥ 0	$ 0	¥ 0	$ 0	0	0	(421)	0	0	(421)
Share-based compensation						19,103				19,103
Balance at Dec. 31, 2021	¥ 355		¥ 74		(459,815)	1,347,205	48,699	(2,520,438)	(8,500)	(1,592,420)
Balance (In shares) at Dec. 31, 2021 | shares	56,593,157	56,593,157	7,206,059	7,206,059
Net (loss) income								83,520	1,713	85,233	$ 12,357,000
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 4					103				107
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (In shares) | shares	583,685	583,685
Foreign currency translation adjustment							965			965	$ 140,000
Share-based compensation						16,537				16,537
Treasury shares					(17,103)					(17,103)
Balance at Dec. 31, 2022	¥ 359		¥ 74		¥ (476,918)	¥ 1,363,845	¥ 49,664	¥ (2,436,918)	¥ (6,787)	¥ (1,506,681)
Balance (In shares) at Dec. 31, 2022 | shares	57,176,842	57,176,842	7,206,059	7,206,059